Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2011
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions
Note 9 - Related Parties Balances and Transactions

Distributor Agreement - Enterprise. STINS COMAN, which became RiT's largest shareholder in June 2008, has served as RiT's distributor in Russia for its enterprise products since 1994 and has worked with the Company consistently since that date. In May 2005, more than three years before STINS COMAN became a principal shareholder of RiT, the Company entered into an International Distributor Agreement with STINS Corp., a subsidiary of STINS COMAN, whereby STINS Corp. was appointed as RiT's non-exclusive distributor of enterprise products in Russia. The term of the Distributor Agreement has expired and, following approval of RiT's Audit Committee, Board of Directors and shareholders the Company renewed its term initially until July 14, 2009, and in June 10, 2010 the Company extended the term until July 14, 2011 (the "Extended Term"). Such Extended Term shall, subject to applicable law, automatically renew for additional one-year terms at the conclusion of each period, unless terminated by either party.

Under the Distributor Agreement, STINS Corp. undertook a series of obligations, including to maintain an adequate and aggressive sales organization to distribute and procure sales, to actively promote and create a demand for RiT's products, and to assure adequate advisory, installation and support services. The Company undertook a series of obligations, including to supply STINS Corp., at no cost, with such aids and technical assistance as the Company deem necessary to aggressively pursue product sales. The prices at which STINS Corp. is entitled to buy RiT's products is, like most of the Company's distributors, at a 50% discount to the recommended price list existing at the time we accept each purchase order. In 2011, 2010 and 2009, the Company generated approximately $383,000, $595,000 and $306,000, respectively, in revenues from orders placed by STINS COMAN under the Distributor Agreement.

At the 2011 annual-shareholders-meeting (December 2011), the Company approved the renewal of the Distributor Agreement (following approval of the Company's Audit Committee and Board of Directors). Such renewal action was taken due to recent amendment to the Israeli Companies law, 1999. The renewal resolution provided also that the Company is authorized to renew and/or modify the Distributor Agreement from time to time as the authorized officers of the Company deem fit and provided that any renewal or modification of the terms of the Distributor Agreement, that materially increase the obligations, or decrease the rights of the Company, shall be approved by the Audit Committee and Board of Directors of the Company.

2008 Private Placement. In June 2008, the Company entered into a short-term loan agreement with STINS COMAN, under which STINS COMAN extended us an unsecured loan of up to $4 million at an annual interest rate of 2.47%. Under the loan agreement, the Company was required to repay the outstanding principal amount and the interest accrued thereon in one payment 12 months after receipt of the funds. In July 2008, the Company entered into a binding Memorandum of Understanding for a private issuance by the Company of newly issued ordinary shares to STINS COMAN, whereby the outstanding loan amount and the interest accrued thereon will convert, at the closing, into ordinary shares at a conversion price of $0.65 per share. The closing was subject to the execution of a definitive agreement and was approved by the Company's shareholders at the annual meeting held in August 2008.

In September 2008, the Company completed the private placement transaction and the Company issued to STINS COMAN 769,231 (6,153,846 pre-reverse stock split) of the Company's ordinary shares at $5.2 ($0.65) per share, for aggregate proceeds of $4 million, which replaced the $4 million already committed under the loan agreement. Pursuant to the securities purchase agreement, the Company also agreed to make reasonable commercial efforts to register for resale all the newly issued ordinary shares under the Securities Act of 1933, as amended, within six months following demand by STINS COMAN. As of current date, STINS COMAN did not demand any of such "registration demand" right. The purchase agreement included customary representations and warranties by STINS COMAN with respect to its status and limited representations by us regarding the transaction and the validity of the shares.

Employment. Mr. Sergey Anisimov is the Chairman of the Company's Board of Directors and is the founder and President of STINS COMAN. In July 2008, the Company's Audit Committee and Board of Directors approved the employment of Mr. Anisimov's son in the quality assurance department at a monthly gross salary of approximately NIS 12,000 (approximately $3,400), and additional social benefits in accordance with the Company's policy. The Company's Audit Committee and Board of Directors also approved, subject to shareholder approval, a framework arrangement pursuant to which any modifications or amendments to be made in Mr. Anisimov's son's employment terms or position by the Company's officers in the future are approved; provided that any such modification or amendment is conditioned upon the following: (i) any increase in the gross salary will not exceed 20% per year, (ii) any bonus will not exceed the equivalent of one monthly salary per year, (iii) any change in position is permitted as long as he is not appointed as one of the Company's office holders; and (iv) the further approval by the Audit Committee and the Board of Directors. Following said approvals by the Board and Audit Committee, the shareholders approved the foregoing compensation and framework arrangement at the annual meeting held in August 2008.

In September 2010, the Company's Audit Committee and Board of Directors approved a raise of Mr. Anisimov's son's salary by 20% for 2008 and 20% for 2009, i.e., an aggregate of 44% raise of salary, as well as a change of position to work in the Company's support department.

Distributor Agreement - Carrier. In September 2008, the Company entered into an International Distributor Agreement with STINS Corp., a subsidiary of STINS COMAN, whereby STINS Corp. was appointed as the Company's non-exclusive distributor of carrier products in the CIS market until, initially, September 2009, with automatic renewals for additional one year terms, unless terminated by either party. The Company refers to this agreement as the Carrier Distributor Agreement. The Carrier Distributor Agreement is an umbrella agreement that provides a framework for future deals in the carrier market, the terms of each of which would require further approval of the Company's Audit Committee and Board of Directors and, if required under Israeli law, the Company's shareholders. The prices at which STINS Corp. is entitled to buy carrier products is at the recommended price list existing at the time the Company accepts the purchase order, unless otherwise agreed by the parties with respect to each deal, on a case-by-case basis which would require further approval of the Company's Audit Committee and Board of Directors. In December 2008 the Company's Audit Committee and Board of Directors approved a proposed carrier transaction in Russia through STINS COMAN, as distributor, however such transaction was not fulfilled.

Due to a recent amendment of the Israeli Companies law, the Company's Audit Committee and Board of Directors resolved in July 2011 to reapprove the Carrier Distributor Agreement with Stins Coman, following determinations that the proposed Agreement was in the Company's best interests, in the ordinary course of business and on market terms. The re-approval was subjected also to further approval of each future-specific transaction under such Agreement, by the Company's Audit Committee and Board of Directors. As of current date, no specific Carrier transaction was carried out by STINS COMAN under such Distributor Agreement.

2009 Convertible Loan Agreement. On June 11, 2009, the Company entered into a Loan Agreement with STINS COMAN, the Company's controlling shareholder. On June 17, 2009, the Company entered into an Addendum to the Loan Agreement (the Loan agreement and the Addendum together, the "Convertible Loan Agreement"). On June 17, 2009, the Company's Audit Committee and Board of Directors approved the Loan Agreement and the Addendum thereto, which were approved by the Company's shareholders at the Company's annual general meeting held on September 14, 2009. Pursuant to the Convertible Loan Agreement, STINS COMAN agreed to extend to the Company an unsecured loan, originally of up to $10 million (the "Maximum Amount"), within 14 days following the request of the Company, at an annual interest rate of 2.47%. According to an amendment signed on December 8, 2011, the Loan "Maximum Amount" was increased by $4 million to  be $14 million. At any time commencing October 1, 2009, the Company may call and receive any portion of the loan from STINS COMAN, but no more than $5 million at a time (up to the said Maximum Amount of $14 million) and at intervals of at least 30 days between each call request. The term for any loan-portion-call was set originally until June 2010 (the "Term"), however under additional addendums signed on February 17, 2010, April 14, 2011, and recently the Amendment signed as of December 8, 2011, the Term was extended until June 11, 2013 (four years). During this extended period, RiT may call for any additional portion of the loan up to its Maximum Amount.

Under the Convertible Loan Agreement, the Company is required to repay the outstanding principal amount and the interest accrued thereon after 36 months from receipt of each part of the funds respectively. STINS COMAN has the right to convert any outstanding principal amount of the loan and the interest accrued thereon, in whole or in part, into the Company's ordinary shares at a conversion price per share equal to the market price of the Company's ordinary shares on NASDAQ on the day the Company received the funds from STINS COMAN, plus a premium of 10% thereon. The conversion is subject to 30 days prior notice and to the execution of a definitive purchase agreement to be substantially similar to the Securities Purchase Agreement entered between the parties on September 11, 2008.

As of December 31, 2011, the Company had drawn approximately $ 8.8 million of the principal of the loan under the Convertible Loan Agreement, which the Company received in installments. The market price of the Company's ordinary shares on NASDAQ on the day the Company received each part of the funds from STINS COMAN ranged between $3.01 and $6.65 (the "Base Price"). For subsequent events see Note 10.

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On May 17, 2010, the Company's Board of Directors approved a conversion of approximately $1.5 million loan amount, representing principal and interest accrued until such date, into 615,485 of the Company's ordinary shares, which were issued to STINS COMAN pursuant to the terms of the Convertible Loan Agreement. Consequently, on May 17, 2010, the Company entered into a Securities Purchase Agreement with STINS COMAN effecting the conversion of $1.5 million of the loan into 615,485 ordinary shares, reflecting an average conversion price of $2.465 per share (i.e., with a 10% premium on the Base Price of each part of the funds received). The issuance of such shares was completed and made as of June 9, 2010.

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On September 13, 2010, the Company's Board of Directors approved an additional conversion of approximately $1.5 million loan amount, representing principal and interest accrued until such date, into 687,128 of the Company's ordinary shares, which were issued to STINS COMAN pursuant to the terms of the Convertible Loan Agreement. Consequently, on September 13, 2010, the Company entered into a Securities Purchase Agreement with STINS COMAN effecting the conversion of approximately $1.5 million of the loan into 687,128 ordinary shares, reflecting an average conversion price of $2.214 per share (i.e., with a 10% premium on the Base Price of each part of the funds received). The issuance of such shares was completed and made as of September 30, 2010.

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On March 15, 2011, the Company's Board of Directors approved an additional conversion of approximately $1.175 million loan amount, representing principal and interest accrued until such date, into 408,787 of the Company's ordinary shares, which were issued to STINS COMAN pursuant to the terms of the Convertible Loan Agreement. Consequently, on March 15, 2011, the Company entered into a Securities Purchase Agreement with STINS COMAN effecting the conversion of $1.175 million of the loan into 408,787 ordinary shares, reflecting an average conversion price of $2.876 per share (i.e., with a 10% premium on the Base Price of each part of the funds received). The issuance of such shares was completed and made as of March 31, 2011.

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On June 15, 2011, the Company's Board of Directors approved an additional conversion of approximately $1 million loan amount into 177,006 of the Company's ordinary shares to STINS COMAN pursuant to the terms of the Convertible Loan Agreemen, reflecting an average conversion price of $5.68 per share (i.e., with a 10% premium on the Base Price of each part of the funds received).  The issuance of such shares was completed as of June 30, 2011.

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On December 8, 2011, the Company's Board of Directors approved an additional conversion of approximately $3.2 million loan amount into 636,874 of the Company's ordinary shares to STINS COMAN pursuant to the terms of the Convertible Loan Agreement, reflecting an average conversion price of $5.09 per share (i.e., with a 10% premium on the Base Price of each part of the funds received). The issuance of such shares was completed as of December 29, 2011.

IntElorg. In June 2009, the Company entered into a Representative Agreement with IntElorg Pte Ltd., a Singapore company affiliated with STINS COMAN ("IntElorg"). Under the Representative Agreement, IntElorg agreed to act as the Company's sales agent in Singapore and other countries in Asia where the Company do not have a local presence, in consideration for a monthly retainer fee of 8,531 Singapore Dollars and a commission on sales of products in the amount of 5.0% of the net invoice price of such products. The initial term of the Representative Agreement is one year and, thereafter, the agreement is automatically renewed for additional one year terms, unless terminated by either party, for any reason, upon 30 days notice.

In light of the relationship between IntElorg and STINS COMAN, the Company's Audit Committee and Board of Directors approved the agreement. The Representative Agreement was mutually terminated on October 10, 2010 (an agreed date following controversy), and as of such date said Agreement has no validity and effect. No sales were made under such Representative Agreement with IntElorg

2009 Short-Term Loan. Effective as of November 26, 2009, the Company entered into an additional short term loan agreement with Newcon International Ltd., ("Newcon"), a Canadian corporation affiliated with STINS COMAN. Under the short term loan agreement, Newcon agreed to lend us a sum of $250,000, for a maximum term of three months.  The loan amount bears no interest during the term and was fully repaid to Newcon in January 2010. In light of the relationship between Newcon and STINS COMAN, the Company's Audit Committee and Board of Directors approved the agreement.

Product Alliance Agreement. On February 19, 2010, the Company entered into a Product Alliance Agreement with STINS COMAN (the "Product Alliance Agreement"). On March 30, 2010 and on April 9, 2010 the Company's Audit Committee and Board of Directors approved, respectively, the Product Alliance Agreement and the transaction contemplated thereunder. On June 14, 2010, the Company's shareholders approved this transaction at a special shareholders meeting.

The Product Alliance Agreement provides for cooperation between STINS COMAN and RiT with regard to a laser speed camera (the "Product") developed by STINS COMAN, for a term of three years, unless extended by mutual agreement of the parties. Pursuant to the Product Alliance Agreement, STINS COMAN will grant us the exclusive rights to, primarily: (a) manufacture the Product in accordance with the Manufacturing File (as defined therein) furnished to us by STINS COMAN and (b) sell the Product worldwide, except for Russia and the CIS (Commonwealth of Independent States) countries. Additional key terms of the Product Alliance Agreement include the following:

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The Company's obligation to pay STINS COMAN part of the Product's sales proceeds, equal to 50% of an amount equal to the excess of (i) the proceeds from sales of the Product over (ii) the costs of manufacturing the Product. Such payments to STINS COMAN are to be paid not later than three years after the Company's actual receipt of the sales proceeds.

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STINS COMAN has the option to convert any money due to it under the Product Alliance Agreement into the Company's ordinary shares at a conversion price equal to the NASDAQ market price of the Company's ordinary shares on the last day prior to the signing of a definitive share purchase agreement for the issuance and sale of the Company's ordinary shares upon such conversion.

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The Company has the right to purchase the Product at an agreed-upon purchase price amount equal to the excess of (a) $4 million over (b) the then aggregate money amount due to  STINS COMAN under the Product Alliance Agreement.

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STINS COMAN undertook to indemnify us in respect of all damages actually incurred or suffered by us as a result of claims by third parties that the use or sale of the Product infringes a valid patent, trademark, copyright or other intellectual property right.

Following the execution of the Product Alliance Agreement and in light of apparent world market requirements, a need for further research became apparent as well as the need for adjustment of the Manufacturing File (and the products based on it) to make them suitable for worldwide distribution. Due to this need, the Company entered into a Services Agreement with Stins Coman, dated July 28, 2011, following approvals of the Company's Audit Committee and Board of Directors. Under the Services Agreement, RiT will provide Stins Coman with R&D services for improving the Manufacturing File as aforesaid, and Stins Coman will reimburse RiT for the costs and expenses incurred for such services (the aggregate reimbursement shall not exceed $300K). In addition, Stins Coman will compensate RiT for the Services granted to it, compensation equal to 15% of the total costs incurred for employees and contractors hired for the services (i.e. costs of labor + 15%).

Optical Wireless Communication. On July 29, 2010, the Company entered into a Memorandum of Understanding (the "MOU") with Quartz (Israel) Commerce & Investment Ltd. ("Quartz Ltd."), a private company incorporated in the state of Israel held by the wife of RiT's Chairman of the Board, Mr. Sergey Anisimov. The MOU relates to an evaluation of the feasibility of Optical Wireless Communication Technology, a specific technology owned by Quartz (the "Technology"), and the ultimate creation of a prototype system designed to demonstrate the qualities, specification and limitations of such Technology (the "Feasibility Check" and the "Project", respectively). Under the MOU, the Company agreed to assign specific RiT R&D professionals to work on a part-time basis (under agreed-upon limitations) with Quartz on the Project, while Quartz would recruit and hire specific experts. Quartz further undertook to compensate RiT's designated employees for their part-time employment for Quartz during the term of the Project.

In addition, under the MOU, RiT was granted an option to purchase the Technology, at RiT's sole discretion and following the results of the Feasibility Evaluation, at a purchase price equal to the sum of (a) Quartz's actual and direct costs incurred for the Project during the Term (herein "Quartz Costs"), plus (b) 25% of Quartz Costs (the "Purchase Price"). The Purchase Price was supplemented with an additional revenue- sharing right for Quartz, equal to 3% of the proceeds actually received by RiT in return for any future sale of the Technology and/or any future sale of additional products using the Technology. The option exercise (when and if applicable), was subjected in the MOU to a definitive agreement to be negotiated and further approved by RiT's Audit Committee, Board of Directors, and, if required, shareholders.

The MOU was approved by the Company's Audit Committee and Board of Directors on July 29, 2010. On May 12, 2011, the Company's Audit Committee and Board approved entering into an Addendum to the MOU with Quartz, in which the term thereof was extended to enable completion of the Project and a reimbursement provision was inserted, obligating Quartz to reimburse RiT for contractors hired by RiT for the Project.

Training services for related company. On October 26, 2011 the Company entered into a Services Agreement with "AIS" (Academy of Informational Systems), an entity related to Stins Coman Incorporated, the Company's controlling shareholder, for the provision of training services in Russia for the Company's Enterprise products.  As discussed above, STINS Corp., a subsidiary of STINS COMAN Incorporated, is RiT's distributor of enterprise products in Russia. To educate STINS Corp.'s personnel/customers regarding RiT's products, from time to time STINS Corp. arranges seminars and training workshops that are carried out by AIS in AIS facilities in Russia.

Under the Services Agreement entered into between RiT and AIS directly, RiT will provide AIS with higher level training and teaching services for RiT's products in AIS facilities (the "Services"), as requested from time to time. AIS undertook to pay us for the Services in accordance with RiT's regular services' price list, existing at the time of any Services given (the "Compensation"), as well to reimburse RiT (one to one basis) for the costs and expenses incurred by RiT and any of its personnel, in carrying out the Services. On October 26, 2011, the Company's Audit Committee and Board of Directors approved this transaction. As of current date, the Services given by the Company to AIS is valued at $4 thousand.

All transactions with related parties were in the ordinary course of business and at terms comparable to those applied to transactions with other customers or suppliers and are mainly sales of the Company's products, purchases from related parties, human resource and administrative services received and leasing of premises occupied by the Company and the US subsidiary (See Note 5B).

A.           Balances with related parties

The following related parties balances are included in the balance sheets:

	December 31
	2011	2010
	US$ thousands	US$ thousands

Accounts receivable trade	74	110
Accrued Income from related parties	204	-
Principle shareholder convertible loan	400	1,519

B.           Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Income:
Sales	383	595	306

Costs and expenses:
Purchases	-	-	-
Services	-	-	-
Research and development costs	-	-	-
Sales, marketing, general and administrative expenses	-	-	-
Financing expense	55	42	3

C. Purchases of property and equipment	-	-	5